UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Active MidCap Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
March 31, 2017 (Unaudited)

Common Stocks - 100.1%	Shares		Value ($)
Automobiles & Components - 2.3%
Lear	69,560		9,848,305
Visteon	42,345	[a]	4,147,693
			13,995,998
Banks - 2.2%
Cathay General Bancorp	125,035		4,711,319
First Horizon National	465,240		8,606,940
			13,318,259
Capital Goods - 13.9%
BWX Technologies	107,600		5,121,760
Curtiss-Wright	87,035		7,942,814
Donaldson	62,100		2,826,792
HD Supply Holdings	223,965	[a]	9,210,561
Huntington Ingalls Industries	30,335		6,074,280
Ingersoll-Rand	126,420		10,280,474
Jacobs Engineering Group	41,900		2,316,232
Lennox International	56,200		9,402,260
Oshkosh	126,600		8,683,494
Owens Corning	155,845		9,564,208
Spirit AeroSystems Holdings, Cl. A	147,475		8,541,752
Toro	41,410		2,586,469
United Rentals	15,125	[a]	1,891,381
Woodward	24,500		1,664,040
			86,106,517
Commercial & Professional Services - .2%
FTI Consulting	29,900	[a]	1,230,983
Consumer Durables & Apparel - 3.0%
Brunswick	158,475		9,698,670
D.R. Horton	106,950		3,562,505
PVH	53,200		5,504,604
			18,765,779
Consumer Services - 2.0%
Darden Restaurants	104,820		8,770,289
Wyndham Worldwide	45,675		3,849,946
			12,620,235

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 100.1% (continued)	Shares		Value ($)
Diversified Financials - 7.1%
Affiliated Managers Group	28,660		4,698,520
Ameriprise Financial	57,030		7,395,650
Eaton Vance	198,700		8,933,552
Moody's	95,875		10,741,835
SEI Investments	43,190		2,178,504
Synchrony Financial	295,180		10,124,674
			44,072,735
Energy - 4.1%
Cimarex Energy	70,400		8,412,096
Devon Energy	106,605		4,447,561
Newfield Exploration	105,170	[a]	3,881,825
ONEOK	85,005		4,712,677
TechnipFMC	67,260	[a]	2,185,950
World Fuel Services	51,050		1,850,563
			25,490,672
Food, Beverage & Tobacco - 5.7%
Campbell Soup	73,140		4,186,534
ConAgra Foods	200,450		8,086,153
Hormel Foods	74,555		2,581,840
Ingredion	44,085		5,309,157
J.M. Smucker	39,340		5,156,687
Tyson Foods, Cl. A	164,180		10,131,548
			35,451,919
Health Care Equipment & Services - 5.6%
Cerner	33,510	[a]	1,972,064
Cigna	17,985		2,634,623
Edwards Lifesciences	3,360	[a]	316,075
Halyard Health	30,900	[a]	1,176,981
Hologic	222,980	[a]	9,487,799
Masimo	3,300	[a]	307,758
Teleflex	48,825		9,458,867
WellCare Health Plans	66,025	[a]	9,257,365
			34,611,532
Household & Personal Products - 1.6%
Church & Dwight	201,510		10,049,304
Insurance - 3.1%
Hartford Financial Services Group	35,975		1,729,318
Lincoln National	119,795		7,840,583
Unum Group	206,870		9,700,134
			19,270,035

Common Stocks - 100.1% (continued)	Shares		Value ($)
Materials - 8.8%
Cabot	73,140		4,381,817
Celanese, Ser. A	112,485		10,106,777
Crown Holdings	81,645	[a]	4,323,103
Eagle Materials	28,200		2,739,348
Greif, Cl. A	16,200		892,458
Louisiana-Pacific	86,500	[a]	2,146,930
Nucor	156,365		9,338,118
Owens-Illinois	102,695	[a]	2,092,924
Reliance Steel & Aluminum	99,885		7,992,798
Steel Dynamics	150,435		5,229,121
Worthington Industries	113,665		5,125,155
			54,368,549
Media - 1.4%
Omnicom Group	101,315		8,734,366
Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
Agilent Technologies	125,820		6,652,103
Charles River Laboratories International	66,225	[a]	5,956,939
Illumina	2,280	[a]	389,059
Mettler-Toledo International	18,475	[a]	8,847,862
PerkinElmer	27,775		1,612,617
Qiagen	171,700	[a]	4,974,149
United Therapeutics	59,300	[a]	8,028,034
Waters	11,800	[a]	1,844,458
Zoetis	81,350		4,341,649
			42,646,870
Real Estate - 7.1%
Brixmor Property Group	231,800	[b]	4,974,428
First Industrial Realty Trust	76,000	[b]	2,023,880
GGP	313,815		7,274,232
Host Hotels & Resorts	374,705	[b]	6,991,995
Kilroy Realty	116,825	[b]	8,420,746
Lamar Advertising, Cl. A	86,885	[b]	6,493,785
Macerich	26,455	[b]	1,703,702
Piedmont Office Realty Trust, Cl. A	172,275	[b]	3,683,239
Prologis	38,780	[b]	2,011,906
			43,577,913
Retailing - 6.0%
Best Buy	174,930		8,597,809
Big Lots	142,725		6,947,853
Burlington Stores	68,050	[a]	6,620,584

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 100.1% (continued)	Shares		Value ($)
Retailing - 6.0% (continued)
Dollar General	63,950		4,459,233
Foot Locker	113,070		8,458,767
Nordstrom	40,225		1,873,278
			36,957,524
Semiconductors & Semiconductor Equipment - .7%
Cirrus Logic	20,000	[a]	1,213,800
KLA-Tencor	12,350		1,174,115
Lam Research	13,300		1,707,188
			4,095,103
Software & Services - 9.6%
CA	153,900		4,881,708
CDK Global	75,800		4,927,758
Citrix Systems	107,435	[a]	8,959,005
DST Systems	21,845		2,676,013
Electronic Arts	68,885	[a]	6,166,585
Fiserv	94,585	[a]	10,906,596
LogMeIn	18,462		1,800,045
Paychex	47,440		2,794,216
Red Hat	59,605	[a]	5,155,832
Vantiv, Cl. A	35,975	[a]	2,306,717
VeriSign	99,335	[a]	8,653,072
			59,227,547
Technology Hardware & Equipment - 3.5%
CommScope Holding	70,080	[a]	2,923,037
Motorola Solutions	114,560		9,877,363
NCR	186,875	[a]	8,536,450
			21,336,850
Telecommunication Services - 1.2%
CenturyLink	318,755		7,513,055
Transportation - .4%
Southwest Airlines	48,835		2,625,370
Utilities - 3.7%
AES	92,300		1,031,914
Edison International	17,500		1,393,175
FirstEnergy	252,245		8,026,436
MDU Resources Group	328,185		8,982,423
PPL	97,555		3,647,581
			23,081,529
Total Common Stocks (cost $505,520,290)			619,148,644

Other Investment - .3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $1,853,456)	1,853,456 [c]	1,853,456
Total Investments (cost $507,373,746)	100.4%	621,002,100
Liabilities, Less Cash and Receivables	(.4%)	(2,372,095)
Net Assets	100.0%	618,630,005

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	13.9
Software & Services	9.6
Materials	8.8
Diversified Financials	7.1
Real Estate	7.1
Pharmaceuticals, Biotechnology & Life Sciences	6.9
Retailing	6.0
Food, Beverage & Tobacco	5.7
Health Care Equipment & Services	5.6
Energy	4.1
Utilities	3.7
Technology Hardware & Equipment	3.5
Insurance	3.1
Consumer Durables & Apparel	3.0
Automobiles & Components	2.3
Banks	2.2
Consumer Services	2.0
Household & Personal Products	1.6
Media	1.4
Telecommunication Services	1.2
Semiconductors & Semiconductor Equipment	.7
Transportation	.4
Money Market Investment	.3
Commercial & Professional Services	.2
100.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	611,988,545	-	-	611,988,545
Equity Securities—
Foreign Common
Stocks†	7,160,099	-	-	7,160,099
Registered Investment
Companies	1,853,456	-	-	1,853,456

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2017, accumulated net unrealized appreciation on investments was $113,628,354, consisting of $121,904,869 gross unrealized appreciation and $8,276,515 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 15, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)